UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  033102

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	April 9 2002


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:  23,795,864



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105      202 8550.000 SH       SOLE                 8550.000
Abbott Laboratories            COM              002824100     7229 137430.000SH      SOLE                57870.000         79560.000
American Express Co            COM                             676 16500.000SH       SOLE                16500.000
American Int'l Group           COM              026874107   736554 10210061.000SH    SOLE              9048295.000       1161766.000
                                                            214686 2975962.000SH     OTHER               25312.000       2950650.000
Amgen                          COM              031162100   588259 9856890.000SH     SOLE              8749795.000       1107095.000
                                                            176557 2958400.000SH     OTHER               24600.000       2933800.000
BEA Systems                    COM              073325102   167339 12205598.000SH    SOLE             10825328.000       1380270.000
                                                              9469 690700.000SH      OTHER               30400.000        660300.000
Baker Hughes Inc               COM              057224107     4223 110400.000SH      SOLE                98900.000         11500.000
Bank of New York Co Inc        COM              064057102   597827 14227203.000SH    SOLE             12627498.000       1599705.000
                                                            176816 4207900.000SH     OTHER               35400.000       4172500.000
Berkshire Hathaway Inc-Cl A    COM              084670108      569    8.000 SH       SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   492520 8663501.000SH     SOLE              7701421.000        962080.000
                                                            141528 2489500.000SH     OTHER               21600.000       2467900.000
Cisco Systems                  COM              17275R102      636 37570.000SH       SOLE                15400.000         22170.000
Citigroup Inc.                 COM              172967101   854645 17258586.999SH    SOLE             15328894.999       1929692.000
                                                            246308 4973900.000SH     OTHER               43000.000       4930900.000
Citizens Bankshares Corp       COM              173168105       84 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100   743160 14220432.000SH    SOLE             12633733.000       1586699.000
                                                            249427 4772800.000SH     OTHER               33900.000       4738900.000
Colgate-Palmolive Co           COM              194162103   596604 10439257.000SH    SOLE              9275002.000       1164255.000
                                                            159311 2787600.000SH     OTHER               25800.000       2761800.000
Costco Wholesale Corp-New      COM              22160K105   426148 10701854.000SH    SOLE              9510600.000       1191254.000
                                                            131446 3301000.000SH     OTHER               26500.000       3274500.000
Disney, Walt Co                COM              254687106   600350 26011680.000SH    SOLE             23174173.000       2837507.000
                                                            184758 8005100.000SH     OTHER               66100.000       7939000.000
Duke Energy Corporation        COM              264399106      230 6072.000 SH       SOLE                                   6072.000
Dupont (E.I.) De Nemours & Co  COM              263534109      332 7039.000 SH       SOLE                 7039.000
Eaton Corp                     COM              278058102      405 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   335872 5524210.000SH     SOLE              4895083.000        629127.000
                                                            140685 2313900.000SH     OTHER               13800.000       2300100.000
Electronic Data Systems        COM              285661104   761416 13130120.000SH    SOLE             11744936.000       1385184.000
                                                            235892 4067800.000SH     OTHER               33700.000       4034100.000
Eli Lilly & Co                 COM              532457108   229205 3007945.000SH     SOLE              2657395.000        350550.000
                                                             66279 869800.000SH      OTHER                7500.000        862300.000
Exxon Mobil Corp               COM                            1177 26864.000SH       SOLE                21644.000          5220.000
Fannie Mae                     COM              313586109      839 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301     1020 16100.000SH       SOLE                16100.000
Genentech, Inc.                COM              368710406   380583 7543769.000SH     SOLE              6697384.000        846385.000
                                                            105935 2099800.000SH     OTHER               18600.000       2081200.000
General Electric Co            COM              369604103    11925 318436.000SH      SOLE               315746.000          2690.000
Genuine Parts Co               COM              372460105      248 6750.000 SH       SOLE                                   6750.000
Gillette Co                    COM              375766102   631274 18561430.000SH    SOLE             16479493.000       2081937.000
                                                            192231 5652200.000SH     OTHER               46200.000       5606000.000
H & R Block                    COM              093671105     3714 83550.000SH       SOLE                59400.000         24150.000
Home Depot Inc.                COM              437076102   565648 11636453.000SH    SOLE             10332898.000       1303555.000
                                                            168169 3459550.000SH     OTHER               28650.000       3430900.000
Int'l Business Machines        COM                             375 3604.000 SH       SOLE                 3604.000
Intel Corp                     COM                            1610 52940.000SH       SOLE                40640.000         12300.000
Johnson & Johnson              COM              478160104   983964 15149559.000SH    SOLE             13467842.000       1681717.000
                                                            316040 4865900.000SH     OTHER               38000.000       4827900.000
Lauder Estee Cos Inc Cl A      COM              518439104      799 23400.000SH       SOLE                17500.000          5900.000
Marriott Int'l, Inc Cl-A       COM              571903202   421606 9379437.000SH     SOLE              8316302.000       1063135.000
                                                            131650 2928800.000SH     OTHER               23200.000       2905600.000
Marsh & McLennan               COM              571748102   761223 6752025.000SH     SOLE              5996225.000        755800.000
                                                            195243 1731800.000SH     OTHER               16800.000       1715000.000
Masco Corp                     COM              574599106   583815 21268300.000SH    SOLE             18893328.000       2374972.000
                                                            170066 6195500.000SH     OTHER               52400.000       6143100.000
Medtronic Inc                  COM              585055106   744096 16458661.000SH    SOLE             14617587.000       1841074.000
                                                            218111 4824400.000SH     OTHER               40600.000       4783800.000
Merck & Co Inc                 COM              589331107      655 11375.000SH       SOLE                11375.000
Microsoft Corp                 COM                            4727 78378.000SH       SOLE                55264.000         23114.000
Minnesota Mining & Mfg Co      COM              604059105   506991 4408236.000SH     SOLE              3914931.000        493305.000
                                                            148397 1290300.000SH     OTHER               11000.000       1279300.000
Molex Cl A (Non-Vtg)           COM              608554200      906 29625.000SH       SOLE                19900.000          9725.000
Nokia Corp Sponsored ADR       COM              654902204   483804 23327108.000SH    SOLE             20787128.000       2539980.000
                                                            150794 7270700.000SH     OTHER               62500.000       7208200.000
Oracle Corporation             COM              68389X105      346 27000.000SH       SOLE                24600.000          2400.000
Paychex Inc.                   COM              704326107   210690 5307047.000SH     SOLE              4722412.000        584635.000
                                                             59760 1505300.000SH     OTHER               13200.000       1492100.000
Pepsico Inc                    COM              713448108   566040 10991076.000SH    SOLE              9746976.000       1244100.000
                                                            171001 3320400.000SH     OTHER               27300.000       3293100.000
Pfizer Inc                     COM              717081103   883865 22241190.000SH    SOLE             19775358.000       2465832.000
                                                            272263 6851100.000SH     OTHER               54900.000       6796200.000
Pharmacia Corporation          COM              71713U102   378761 8401977.000SH     SOLE              7541877.000        860100.000
                                                            134636 2986600.000SH     OTHER               21400.000       2965200.000
Procter & Gamble Co            COM              742718109   819147 9092543.000SH     SOLE              8078965.000       1013578.000
                                                            261865 2906700.000SH     OTHER               22200.000       2884500.000
Qualcomm Inc Com               COM              747525103   680277 18073255.000SH    SOLE             16057095.000       2016160.000
                                                            203926 5417800.000SH     OTHER               44900.000       5372900.000
Schering Plough                COM              806605101      429 13700.000SH       SOLE                                  13700.000
Schlumberger                   COM              806857108   521029 8858024.000SH     SOLE              7854739.000       1003285.000
                                                            150644 2561100.000SH     OTHER               22500.000       2538600.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Siebel Sys Inc Com             COM              826170102   180739 5542450.000SH     SOLE              4915820.000        626630.000
                                                             10240 314000.000SH      OTHER               13800.000        300200.000
Solectron                      COM              834182107      157 20100.000SH       SOLE                18700.000          1400.000
Southern Company               COM              842587107     1392 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      310 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM                            3192 47834.000SH       SOLE                 3200.000         44634.000
Transocean Sedco Forex, Inc.   COM              G90078109   380044 11436770.000SH    SOLE             10152450.000       1284320.000
                                                            114810 3455000.000SH     OTHER               28900.000       3426100.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
United Parcel Service-Cl B     COM              911312106   479705 7889878.000SH     SOLE              7006548.000        883330.000
                                                            136612 2246900.000SH     OTHER               19700.000       2227200.000
Wells Fargo & Co New           COM              949746101      672 13600.000SH       SOLE                12800.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     7440 139565.000SH      SOLE               101665.000         37900.000
Wyeth                          COM              983024100      210 3200.000 SH       SOLE                                   3200.000
Montag & Caldwell Growth N Fun                  126413509      372 15457.671SH       SOLE                                  15457.671